Provisions (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Summary of classification of provisions

	As of December 31, 2025	As of December 31, 2024
Noncurrent
Well plugging and abandonment	51,279	31,026
Environmental remediation	234	2,032

Total noncurrent provisions	51,513	33,058

Current
Contingencies	5,244	14
Well plugging and abandonment	3,178	1,412
Environmental remediation	2,378	2,484

Total current provisions	10,800	3,910

Summary of movements in provision
Below are the changes in the provision for well plugging and abandonment for the year:

	As of December 31, 2025	As of December 31, 2024
Amounts at beginning of year	32,438	15,287
Discount for well plugging and abandonment (Note 10.3)	2,434	1,312
Increase in the change in capitalized estimates (Note 12)	5,397	23,325
Incorporation through business combination (Note 1.2.2 and 32)	12,013	—
Increase (decrease) in the change in estimates of conventional assets (1)	2,340	(7,486)
Settlements	(165)	—

Amounts at end of year	54,457	32,438

(1)	See Note 3.2.8.
Below are the changes in the provision for environmental remediation for the year:

	As of December 31, 2025	As of December 31, 2024
Amounts at beginning of year	4,516	1,084
Increases (Note 9.2)	201	359
(Decrease) increase in the change in estimates of conventional assets (1)	(611)	3,442
Foreign exchange differences	(1,494)	(369)

Amounts at end of year	2,612	4,516

Below are the changes in the provision for contingencies for the year:

	As of December 31, 2025	As of December 31, 2024
Amounts at beginning of year	14	101
Incorporation through business combination (Note 1.2.2 and 32)	12,051	—
Increases (Note 9.2)	735	688
Amounts incurred for payments/settlements (1)	(3,512)	(751)
Foreign exchange differences	(4,044)	(24)

Amounts at end of year	5,244	14

(1)	For the years ended December 31, 2025 and 2024, includes 1,600 and 751 of payments, respectively.